Property, Plant And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 27,370		$ 25,812
Total accumulated depreciation	14,296		12,585
Net book value	13,074		13,227
Depreciation	1,537		1,679		1,553
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	461		454
Leasehold Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	272	[1]	272	[1]
Buildings On Leasehold Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	4,356	[1]	4,356	[1]
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	5,309		5,303
Computer, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	14,444		13,154
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,958		1,869
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 570		$ 404
First Plot [Member]
Property, Plant and Equipment [Line Items]
Rights to leasehold land, durational period	49 years
Rights to leasehold land durational period, potential extension	49 years
Second Plot [Member]
Property, Plant and Equipment [Line Items]
Rights to leasehold land, durational period	49 years
Rights to leasehold land durational period, potential extension	49 years

[1]	The leasehold land consists of two plots owned by the Israel Lands Administration. Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years. The amount includes payments on account of land development and payments of the capitalization of leasing payments. The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.